PENN CAPITAL OPPORTUNISTIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2023 (Unaudited)

CORPORATE BONDS — 96.5%	PRINCIPAL	VALUE
Advertising & Marketing — 1.0%
Stagwell Global LLC, 7.425%, 8/15/2029	$295	$258,494

Aerospace & Defense — 2.0%
Bombardier, Inc., 7.191%, 6/15/2026*	180	179,985
TransDigm, Inc., 6.877%, 12/15/2030*	125	125,156
Triumph Group, Inc., 8.568%, 8/15/2025	90	88,215
Triumph Group, Inc., 8.088%, 3/15/2028*	125	128,316
		521,672
Airlines — 3.0%
American Airlines, Inc., 4.924%, 7/15/2025*	100	109,435
American Airlines, Inc., 7.343%, 2/15/2028*	220	217,281
American Airlines, Inc., , 5/15/2029*	75	77,366
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 15.777%, 9/20/2025*	275	201,807
VistaJet Malta Finance PLC, 8.125%, 5/1/2027*	85	71,825
VistaJet Malta Finance PLC, 9.591%, 6/1/2028*	75	62,216
VistaJet Malta Finance PLC, 6.642%, 2/1/2030*	70	48,954
		788,884
Apparel & Textile Products — 1.0%
Crocs, Inc., 6.785%, 3/15/2029*	315	275,625

Auto Parts Manufacturing — 1.2%
American Axle & Manufacturing, Inc., 6.361%, 7/1/2028	105	96,618
Goodyear Tire & Rubber Co., 4.341%, 3/15/2028	55	54,920
Goodyear Tire & Rubber Co., 6.978%, 7/15/2029	100	91,235
Goodyear Tire & Rubber Co., 5.590%, 7/15/2031	75	65,063
		307,836
Automobiles Manufacturing — 2.1%
Ford Motor Credit Co. LLC, 7.279%, 11/4/2027	320	329,222
Ford Motor Credit Co. LLC, 6.636%, 5/3/2029	245	230,244
		559,466
Banks — 3.1%
Fifth Third Bancorp, 6.768%, 3/1/2038	185	205,608
Huntington Bancshares, Inc./OH, 6.226%, 8/4/2028	190	180,621
KeyCorp, 6.864%, 4/30/2028	235	214,417
Texas Capital Bancshares, Inc., 6.966%, 5/6/2031	250	214,172
		814,818
Cable & Satellite — 4.1%
CCO Holdings LLC, 6.028%, 8/15/2030*	305	261,693
CCO Holdings LLC, 7.463%, 3/1/2031*	30	30,014
CSC Holdings LLC, 9.595%, 4/1/2028*	245	167,557
CSC Holdings LLC, 11.373%, 5/15/2028*	200	199,649
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 6.855%, 8/15/2027*	195	175,469
DISH DBS Corp., 16.839%, 7/1/2026	115	68,641
DISH Network Corp., 9.937%, 11/15/2027*	185	183,636
		1,086,659
Casinos & Gaming — 2.3%
Caesars Entertainment, Inc., 6.788%, 2/15/2030*	335	335,301
Scientific Games Holdings LP, 7.093%, 3/1/2030*	125	111,875
Station Casinos LLC, 5.909%, 12/1/2031*	170	144,446
		591,622
Chemicals — 2.8%
Avient Corp., 7.020%, 8/1/2030*	255	256,475
Chemours Co., 7.705%, 11/15/2028*	145	131,251
Olin Corp., 5.079%, 8/1/2029	235	224,295
Windsor Holdings III LLC, 8.511%, 6/15/2030*	125	128,577
		740,598
Commercial Finance — 1.0%
Fortress Transportation and Infrastructure Investors LLC, 7.458%, 8/1/2027*	130	135,189
Fortress Transportation and Infrastructure Investors LLC, 5.746%, 5/1/2028*	75	70,431
Fortress Transportation and Infrastructure Investors LLC, 7.888%, 12/1/2030*	65	66,125
		271,745
Construction Materials Manufacturing — 1.4%
Eco Material Technologies, Inc., 8.075%, 1/31/2027*	170	167,099
Knife River Corp., 7.288%, 5/1/2031*	195	200,277
		367,376
Consumer Finance — 1.8%
Navient Corp., 5.833%, 6/25/2025	115	115,830
Navient Corp., 7.093%, 3/15/2028	165	146,127
OneMain Finance Corp., 8.405%, 1/15/2028	230	223,528
		485,485
Consumer Products — 0.7%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.626%* 7/15/2030	110	110,573
Energizer Holdings, Inc., 6.481%, 12/31/2027*	85	82,536
		193,109
Containers & Packaging — 1.1%
Owens-Brockway Glass Container, Inc., 7.291%, 5/15/2031*	165	163,764
Pactiv Evergreen Group Issuer LLC, 6.513%, 10/15/2028*	140	127,225
		290,989
Department Stores — 1.5%
Macy's Retail Holdings LLC, 6.727%, 4/1/2029*	270	253,773
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 5.782%, 4/1/2026*	140	131,143
		384,916
Entertainment Content — 0.5%
AMC Networks, Inc., , 2/15/2029	190	133,034

Entertainment Resources — 1.8%
Life Time, Inc., 7.045%, 4/15/2026*	110	110,000
SeaWorld Parks & Entertainment, Inc., 6.472%, 5/1/2025*	60	60,688
SeaWorld Parks & Entertainment, Inc., 5.080%, 8/15/2029*	160	146,699
Six Flags Entertainment Corp., 7.441%, 5/15/2031*	160	154,281
		471,668
Exploration & Production — 6.4%
Antero Resources Corp., 6.350%, 2/1/2029*	295	302,115
Civitas Resources, Inc., 8.392%, 11/1/2030*	120	124,287
Comstock Resources, Inc., 7.096%, 3/1/2029*	270	248,580
Energy Ventures Gom LLC / EnVen Finance Corp., 9.928%, 4/15/2026*	64	66,240
Hilcorp Energy I LP, 7.493%, 11/1/2028*	220	214,052
Northern Oil and Gas, Inc., 7.957%, 3/1/2028*	240	242,476
Permian Resources Operating LLC, 8.519%, 4/15/2027*	175	178,728
SM Energy Co., 7.491%, 9/15/2026	75	74,020
SM Energy Co., 6.701%, 7/15/2028	40	38,935
Talos Production, Inc., 8.253%, 1/15/2026	175	181,111
		1,670,544
Financial Services — 1.0%
GN Bondco LLC, 9.466%, 10/15/2031*	90	85,486
PRA Group, Inc., 10.328%, 2/1/2028*	55	49,913
PRA Group, Inc., 10.990%, 10/1/2029*	170	128,377
		263,776
Food & Beverage — 1.7%
BellRing Brands, Inc., 7.029%, 3/15/2030*	170	172,915
Herbalife Nutrition Ltd. / HLF Financing, Inc., 12.386%, 9/1/2025*	135	132,409
HLF Financing Sarl LLC, 5.551%, 6/1/2029*	65	46,102
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 6.372%, 3/1/2029*	130	107,906
		459,332
Forest & Paper Products Manufacturing — 0.8%
Mercer International, Inc., 12.612%, 10/1/2028*	65	67,626
Mercer International, Inc., 9.013%, 2/1/2029	170	141,971
		209,597
Hardware — 1.3%
NCR Atleos Corp., 9.620%, 4/1/2029*	150	154,904
Seagate HDD Cayman, 7.852%, 7/15/2031*	165	176,324
		331,228
Health Care Facilities & Services — 9.4%
AdaptHealth LLC, 5.718%, 8/1/2028*	185	158,948
CHS/Community Health Systems, Inc., 9.165%, 1/15/2029*	245	206,413
CHS/Community Health Systems, Inc., 15.543%, 4/15/2029*	232	136,880
DaVita, Inc., 7.023%, 6/1/2030*	350	295,825
Encompass Health Corp., 6.637%, 2/1/2030	180	163,564
Fortrea Holdings, Inc., 7.539%, 7/1/2030*	200	198,000
Modivcare Escrow Issuer, Inc., 7.377%, 10/1/2029*	140	107,100
Modivcare, Inc., 6.185%, 11/15/2025*	135	131,429
Option Care Health, Inc., 5.671%, 10/31/2029*	170	149,981
Owens & Minor, Inc., 9.115%, 4/1/2030*	325	304,379
Pediatrix Medical Group, Inc., 7.197%, 2/15/2030*	300	252,715
Star Parent, Inc., 8.570%, 10/1/2030*	130	135,013
Tenet Healthcare Corp., 6.363%, 10/1/2028	75	72,713
Tenet Healthcare Corp., 4.839%, 1/15/2030	125	111,734
Tenet Healthcare Corp., 6.233%, 6/15/2030	45	43,835
		2,468,529
Home & Office Products Manufacturing — 1.0%
Tempur Sealy International, Inc., 6.872%, 4/15/2029*	295	255,340

Homebuilders — 0.7%
Ashton Woods USA LLC, 5.264%, 8/1/2029*	115	96,754
Ashton Woods USA LLC, 5.224%, 4/1/2030*	115	95,944
		192,698
Industrial Other — 2.4%
H&E Equipment Services, Inc., 6.170%, 12/15/2028*	250	221,357
Pike Corp., 8.491%, 9/1/2028*	195	177,606
Pike Corp., , 1/31/2031*	65	65,723
United Rentals North America, Inc., 5.891%, 12/15/2029*	155	154,782
		619,468
Internet Media — 1.4%
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 6.736%, 3/1/2029*	150	132,088
Match Group Holdings II LLC, 7.436%, 2/15/2029*	115	108,388
Ziff Davis, Inc., 7.495%, 10/15/2030*	145	127,799
		368,275
Leisure Products Manufacturing — 0.3%
Acushnet Co., 7.169%, 10/15/2028*	75	77,026

Machinery Manufacturing — 1.1%
Titan International, Inc., 7.257%, 4/30/2028	290	280,036

Medical Equipment & Devices Manufacturing — 0.6%
Medline Borrower LP, 4.747%, 4/1/2029*	170	150,883

Metals & Mining — 2.0%
Carpenter Technology Corp., 7.622%, 3/15/2030	230	233,470
Commercial Metals Co., 6.387%, 1/15/2030	190	166,331
Kaiser Aluminum Corp., 7.162%, 3/1/2028*	150	132,866
		532,667
Oil & Gas Services & Equipment — 4.3%
Diamond Foreign Asset Co. / Diamond Finance LLC, 8.403%, 10/1/2030*	165	165,476
Helix Energy Solutions Group, Inc., , 3/1/2029*	165	164,625
Solaris Midstream Holdings LLC, 8.044%, 4/1/2026*	192	186,448
Transocean, Inc., 8.234%, 1/30/2027*	105	109,200
Transocean, Inc., 8.373%, 2/15/2030*	67	67,916
Transocean, Inc., 9.866%, 4/15/2031	85	71,060
USA Compression Partners LP / USA Compression Finance Corp., 7.842%, 9/1/2027	195	192,490
Weatherford International Ltd., 8.607%, 4/30/2030*	170	175,767
		1,132,982
Pipeline — 4.9%
DT Midstream, Inc., 6.862%, 6/15/2031*	150	131,621
Energy Transfer LP, 6.129%, 2/1/2029*	110	108,362
Energy Transfer LP, 7.440%, 2/1/2031*	70	71,964
EnLink Midstream LLC, 6.598%, 9/1/2030*	150	150,975
EnLink Midstream Partners LP, 6.931%, 4/1/2045	335	266,011
EQM Midstream Partners LP, 7.309%, 6/1/2027*	115	117,540
EQM Midstream Partners LP, 8.757%, 7/15/2048	70	64,396
New Fortress Energy, Inc., 6.827%, 9/15/2025*	150	145,380
New Fortress Energy, Inc., 6.922%, 9/30/2026*	70	66,486
Venture Global LNG, Inc., 8.374%, 6/1/2031*	155	152,726
		1,275,461
Power Generation — 1.8%
Calpine Corp., 7.553%, 2/1/2031*	230	203,353
Vistra Corp., 6.942%, 4/15/2172*	160	156,502
Vistra Operations Co. LLC, 6.685%, 2/15/2027*	125	121,589
		481,444
Publishing & Broadcasting — 5.2%
Clear Channel Outdoor Holdings, Inc., , 9/15/2028*	130	131,300
Clear Channel Outdoor Holdings, Inc., 8.533%, 6/1/2029*	85	66,994
Cumulus Media New Holdings, Inc., 8.806%, 7/1/2026*	116	77,140
Gray Television, Inc., 12.324%, 5/15/2027*	230	209,013
Gray Television, Inc., 5.872%, 10/15/2030*	140	99,947
News Corp., 6.619%, 5/15/2029*	140	123,849
Nexstar Media, Inc., 8.574%, 7/15/2027*	210	198,832
Scripps Escrow II, Inc., 6.421%, 1/15/2031*	155	106,175
Scripps Escrow, Inc., 15.169%, 7/15/2027*	180	151,650
Sinclair Television Group, Inc., 10.946%, 12/1/2030*	275	193,188
		1,358,088
Real Estate — 1.4%
RHP Hotel Properties LP / RHP Finance Corp., 7.247%, 7/15/2028*	170	172,640
Service Properties Trust, 7.042%, 10/1/2024	135	134,851
Service Properties Trust, 6.203%, 9/15/2025	60	60,243
		367,734
Restaurants — 1.7%
Papa John's International, Inc., 6.203%, 9/15/2029*	330	278,236
Raising Cane's Restaurants LLC, 9.166%, 5/1/2029*	165	173,257
		451,493
Retail - Consumer Discretionary — 3.3%
Bath & Body Works, Inc., 5.351%, 7/1/2025*	18	18,808
Bath & Body Works, Inc., 8.077%, 2/1/2028	65	62,453
Bath & Body Works, Inc., 7.334%, 10/1/2030*	115	113,826
Builders FirstSource, Inc., 7.273%, 6/15/2032*	115	113,155
Foot Locker, Inc., 9.152%, 10/1/2029*	255	205,842
SRS Distribution, Inc., 6.816%, 7/1/2028*	140	127,803
SRS Distribution, Inc., 9.452%, 12/1/2029*	145	126,150
White Cap Buyer LLC, 7.328%, 10/15/2028*	100	91,243
		859,280
Retail - Consumer Staples — 0.4%
KeHE Distributors LLC, 7.651%, 10/15/2026*	96	96,088

Software & Services — 1.9%
Gen Digital, Inc., 6.970%, 9/30/2027*	145	145,970
RingCentral, Inc., 8.550%, 8/15/2030*	255	254,030
Unisys Corp., 7.370%, 11/1/2027*	130	109,095
		509,095
Supermarkets & Pharmacies — 0.6%
SEG Holding LLC, 5.178%, 10/15/2028*	145	145,000

Tobacco — 0.6%
Turning Point Brands, Inc., 7.285%, 2/15/2026*	170	158,525

Transportation & Logistics — 1.0%
RXO, Inc., 7.379%, 11/15/2027*	95	97,528
XPO CNW, Inc., 5.610%, 5/1/2034	160	159,373
		256,901
Travel & Lodging — 3.5%
Hilton Grand Vacations LLC, 5.350%, 6/1/2029*	95	83,903
Hilton Grand Vacations LLC, 5.333%, 7/1/2031*	55	46,172
Lindblad Expeditions Holdings, Inc., 8.503%, 5/15/2028*	210	211,921
NCL Corp. Ltd., 10.235%, 3/15/2026*	205	194,237
NCL Corp. Ltd., 8.284%, 2/1/2028*	110	113,789
Royal Caribbean Cruises Ltd., 8.378%, 7/15/2027*	155	149,127
Royal Caribbean Cruises Ltd., 7.044%, 1/15/2030*	125	127,323
		926,472
Utilities — 0.7%
Talen Energy Supply LLC, 8.277%, 6/1/2030	180	188,572

Wireline Telecommunications Services — 2.7%
Cogent Communications Group, Inc., 6.160%, 5/1/2026*	140	130,569
Cogent Communications Group, Inc., 6.955%, 6/15/2027*	85	83,513
Frontier Communications Holdings LLC, 7.910%, 5/1/2028*	230	206,348
Frontier Communications Holdings LLC, 8.405%, 1/15/2030*	190	152,238
Qwest Corp., 14.862%, 9/15/2025	145	137,042
		709,710
TOTAL CORPORATE BONDS (COST $25,879,701)		25,340,240
	NUMBER OF SHARES (000'S)
SHORT-TERM INVESTMENTS — 3.4%
Money Market Deposit Accounts — 3.4%
U.S. Bank Money Market Deposit Account, 3.27% (a)	898	898,161
TOTAL MONEY MARKET DEPOSIT ACCOUNTS (COST $898,161)		898,161
TOTAL SHORT-TERM INVESTMENTS (COST $898,161)		898,161
TOTAL INVESTMENTS (COST $26,777,861) — 99.9%		26,238,401
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		25,476
TOTAL NET ASSETS — 100.0%		$26,263,877

Percentages are stated as a percent of net assets.

GO Government Obligation
PLC Public Limited Company

*
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of November 30, 2023, total market value of Rule 144A securities is $20,002,814 or 76.1% of net assets.

(a)	The rate shown is as of November 30, 2023.

PENN CAPITAL OPPORTUNISTIC HIGH INCOME FUND
PORTFOLIO HOLDINGS SUMMARY TABLE
NOVEMBER 30, 2023 (UNAUDITED)

COUNTRY EXPOSURE (as a percentage of total investments)

CORPORATE BONDS
United States	89.5%
Cayman Islands	3.0%
Bermuda	1.8%
Liberia	1.1%
Canada	0.7%
Germany	0.5%
SHORT-TERM INVESTMENTS
United States	3.4%

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

PENN CAPITAL OPPORTUNISTIC HIGH INCOME FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Fixed Income Securities
Corporate Bonds	$25,340,241	$–	$25,340,241	$–
Total Fixed Income Securities	$25,340,241	$–	$25,340,241	$–

Short-Term Investments
Money Market Deposit Accounts	$898,161	$898,161	$–	$–
Total Short-Term Investments	$898,161	$898,161	$–	$–

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2023, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.